Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Activity for Related Party Loans

The following is a summary of activity for related party loans for 2014:

Balance at December 31, 2013	$518
New loans	268
Repayments	(210)
Changes in related parties	2,261

Balance at December 31, 2014	$2,837